Earnings per Share - Summary Of Detailed Information Of Diluted Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Profit from continuing operation attributable to owners of the Parent Company on common shares	₩ 947,831	₩ 1,271,395	₩ 683,956
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 0	₩ 1,147,594	₩ 816,582
Adjusted weighted average number of common shares outstanding	218,108,742	332,917,848	364,041,895
Continuing operation	₩ 4,116	₩ 3,613	₩ 1,741
Parent Company [Member]
Statement [Line Items]
Profit from continuing operation attributable to owners of the Parent Company on common shares	₩ 897,634	₩ 1,202,754	₩ 633,813
Profit from discontinued operation attributable to owners of the Parent Company on common shares	₩ 0	₩ 1,190,003	₩ 855,773
Adjusted weighted average number of common shares outstanding	218,108,742	332,917,848	364,041,895
Continuing operation	₩ 4,116	₩ 3,613	₩ 1,741
Discontinued operation		₩ 3,574	₩ 2,351